SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

Exercise of Warrants

In October 2021, the Company issued 2,199,989 shares of common stock from the alternate cashless exercise of 11 Series A warrants.

Note Conversions

In October 2021, the Company issued an aggregate of 1,818,097 shares of its common stock at an average contractual conversion price of $0.01, as a result of the conversion of principal of $25,000, interest of $1,726 and conversion fees $0 underlying certain outstanding convertible notes converted during such period. The Company reclassified $16,667 in put premiums to additional paid in capital following these conversions.

Common Stock Issuable

The 2,002,490 shares of common stock issuable as of September 30, 2021 were issued in October 2021.

Consulting Agreement

On October 1, 2021, the Company entered int a consulting agreement (the “Consulting Agreement”) with a consultant who will assist in the development of the Company’s business and financing activities. The consultant will serve initially as an independent contractor, and upon certain mutually agreed upon conditions being met, will be appointed Vice Chairman, President and Interim CFO. The term of the Consulting Agreement shall be for three years commencing on October 1, 2021, and can be terminated by either party upon 30 day written notice. The monthly payment per the Consulting Agreement is $7,000. The Company will also issue shares of common stock equal to 1% of the total issued and outstanding shares at the end of each year of service.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2021

(Unaudited)

October 21, 2021 Securities Purchase Agreement

Effective October 21, 2021, the Company entered into a securities purchase agreement with Sixth Street Lending LLC (“Sixth Street”), pursuant to which Sixth Street purchased a convertible promissory note (the “October 21, 2021 Sixth Street”) from the Company in the aggregate principal amount of $63,750, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Sixth Street any time after the six-month anniversary of the October 21, 2021 Sixth Street. The October 21, 2021 Sixth Street contains an original discount of $3,750. The Company intends to use the net proceeds from the October 21, 2021 Sixth Street for general working capital purposes. The maturity date of the October 21, 2021 Sixth Street Note is October 21, 2022. The October 21, 2021 Sixth Street Note bears interest at a rate of 8% per annum, which interest may be paid by the Company to Sixth Street in shares of the Company’s common stock; but shall not be payable until the October 21, 2021 Sixth Street Note becomes payable, whether at the maturity date or upon acceleration or by prepayment.

During the first 60 to 180 days following the date of these notes, the Company has the right to prepay the principal and accrued but unpaid interest due under the above notes issued to Sixth Street, together with any other amounts that the Company may owe the holder under the terms of the note, at a premium ranging from 110% to 129% as defined in the note agreement. After this initial 180-day period, the Company does not have a right to prepay such notes.

The conversion price for the above Sixth Street notes shall be equal to a 35% discount of the market price which means the average of the lowest three trading prices of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion. Notwithstanding the foregoing, Sixth Street shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Sixth Street and its affiliates, exceeds 9.99% of the outstanding shares of the Company’s common stock. These notes are treated as stock settled debt under ASC 480 and accordingly the Company recorded a total of $34,327 put premium.

The above Sixth Street notes contain certain events of default, upon which principal and accrued interest will become immediately due and payable. In addition, upon an event of default, interest on the outstanding principal shall accrue at a default interest rate of 22% per annum, or if such rate is usurious or not permitted by current law, then at the highest rate of interest permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions.

NOTE 13 – SUBSEQUENT EVENTS

Exercise of Warrants

From July 9, 2021 through September 7, 2021, the Company received aggregate gross proceeds of $275,000 from the exercise of 6,875 Series B Warrants and issued 6,875 shares of common stock. Additionally, the Company issued 2,399,988 shares of common stock from the alternate cashless exercise of 12 Series A warrants.

Note Conversions

From July 1, 2021 through September 20, 2021, the Company issued an aggregate of 6,702,152 shares of its common stock at an average contractual conversion price of $0.02, ranging from $0.01 to $0.04, as a result of the conversion of principal of $146,348, interest of $4,887 and conversion fees $2,250 underlying certain outstanding convertible notes converted during such period. The Company reclassified $86,219 in put premiums to additional paid in capital following conversions between July 2021 and September 2021.

PROPANC BIOPHARMA, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2021 and 2020

Nathanielsz Cancellation Agreement

On August 12, 2021, the Company entered into a Cancellation Agreement with James Nathanielsz (“Nathanielsz”), Chief Executive Officer and Director of the Company, whereby Nathanielsz agreed to cancel his cash compensation bonus award for fiscal year 2021, ended June 30, 2021, in exchange for common stock of the Company. The Company and Nathanielsz entered into an Amended and Restated Employment Agreement dated May 14, 2019 (the “Agreement”). Pursuant to the terms of the Agreement, Nathanielsz was eligible to earn an annual fiscal year cash performance bonus for each fiscal year of his employment period with the Company with a target performance bonus of 200% of his average annualized base salary during the fiscal year for which the performance bonus is earned. On July 20, 2021, Nathanielsz was awarded a “target” bonus of 78%, or $177,840 USD (the “Debt”) for the fiscal year ended June 30, 2021, by the Company’s Board of Directors (the “Board”). Pursuant to the Cancellation Agreement, Nathanielsz agreed to cancel this Debt in exchange for 5,928,000 shares of the common stock of the Company (the “Shares”), valued at approximately $0.03 per share, being the closing price of the stock on the date of grant. The shares were issued on August 17, 2021.

Kenyon Cancellation Agreement

On August 12, 2021, the Company entered into a Cancellation Agreement with Dr. Julian Kenyon (“Kenyon”), Chief Scientific Officer and Director of the Company, whereby Kenyon agreed to cancel of $102,600 USD of accrued salary due him as of June 30, 2021, pursuant to that certain Amended and Restated Services Agreement by and between Kenyon and the Company, dated May 14, 2019, in exchange for 3,420,000 shares of common stock of the Company (the “Shares”), valued at approximately $0.03 per share, being the closing price of the stock on the date of grant. The shares were issued on August 17, 2021.

Zelinger Amended and Restated Director Agreement

On August 12, 2021, the Company entered into an Amended and Restated Director Agreement (the “Director Agreement”) with Josef Zelinger (“Zelinger”). Pursuant to the terms of the Director Agreement, the Company shall pay Zelinger a base salary of $250.00 AUD per month, payable on the first day of each month. In addition, the Company may compensate Zelinger additional consideration for advisory services performed by the Director, either in the form of cash or common stock, at the discretion of the Board. The Company issued 2,800,000 shares of common stock of the Company for accrued director services of $84,000 as of June 30, 2021. The 2,800,000 shares of common stock was valued at approximately $0.03 per share, being the closing price of the stock on the date of grant. The shares were issued on August 17, 2021.

Common Stock Issued for Services

On August 12, 2021, the Board approved the issuance of 2,800,000 shares of the Company’s common stock for bonus payable of $84,000 as of June 30, 2021 to an employee who is the wife of the CEO of the Company. The 2,800,000 shares of common stock was valued at approximately $0.03 per share, being the closing price of the stock on the date of grant. The shares were issued on August 17, 2021.

On August 12, 2021, the Board approved the issuance of 166,667 shares of the Company’s common stock for legal services rendered in August 2021 worth $5,000. The 5,000 shares of common stock was valued at approximately $0.03 per share, being the closing price of the stock on the date of grant. The shares were issued on September 3, 2021.

In September 2021, the Company issued 2,819,712 shares of the Company’s common stock to a consultant for services rendered from July 2021 to September 2021. The Company issued 2,819,712 shares of the Company’s common stock valued at approximately $0.04 per share, being the closing price of the stock on the date of grant to such consultant, or approximately $113,000.

August 19, 2021 and September 22, 2021 Securities Purchase Agreement

Effective August 19, 2021, the Company entered into a securities purchase agreement with Geneva Roth Remark Holdings, Inc., pursuant to which Geneva Roth purchased a convertible promissory note (the “August 19, 2021 Geneva Roth”) from the Company in the aggregate principal amount of $103,750, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Geneva Roth any time after the six-month anniversary of the August 19, 2021 Geneva Roth. The August 19, 2021 Geneva Roth contains an original discount of $3,750. The Company intends to use the net proceeds from the August 19, 2021 Geneva Roth for general working capital purposes. The maturity date of the August 19, 2021 Geneva Roth Note is August 19, 2022. The August 19, 2021 Geneva Roth Note bears interest at a rate of 8% per annum, which interest may be paid by the Company to Geneva Roth in shares of the Company’s common stock; but shall not be payable until the August 19, 2021 Geneva Roth Note becomes payable, whether at the maturity date or upon acceleration or by prepayment.

Additionally, effective September 22, 2021, the Company entered into a securities purchase agreement with Geneva Roth Remark Holdings, Inc., pursuant to which Geneva Roth purchased a convertible promissory note (the “September 22, 2021 Geneva Roth”) from the Company in the aggregate principal amount of $63,750, such principal and the interest thereon convertible into shares of the Company’s common stock at the option of Geneva Roth any time after the six-month anniversary of the September 22, 2021 Geneva Roth. The September 22, 2021 Geneva Roth contains an original discount of $3,750. The Company intends to use the net proceeds from the September 22, 2021 Geneva Roth for general working capital purposes. The maturity date of the September 22, 2021 Geneva Roth Note is September 22, 2022. The September 22, 2021 Geneva Roth Note bears interest at a rate of 8% per annum, which interest may be paid by the Company to Geneva Roth in shares of the Company’s common stock; but shall not be payable until the September 22, 2021 Geneva Roth Note becomes payable, whether at the maturity date or upon acceleration or by prepayment.

During the first 60 to 180 days following the date of these notes, the Company has the right to prepay the principal and accrued but unpaid interest due under the above notes issued to Geneva Roth, together with any other amounts that the Company may owe the holder under the terms of the note, at a premium ranging from 110% to 129% as defined in the note agreement. After this initial 180-day period, the Company does not have a right to prepay such notes.

The conversion price for the above Geneva Roth notes shall be equal to a 35% discount of the market price which means the average of the lowest three trading prices of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion. Notwithstanding the foregoing, Geneva Roth shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Geneva Roth and its affiliates, exceeds 9.99% of the outstanding shares of the Company’s common stock. These notes are treated as stock settled debt under ASC 480 and accordingly the Company recorded a total of $90,192 put premium.

The above Geneva Roth notes contain certain events of default, upon which principal and accrued interest will become immediately due and payable. In addition, upon an event of default, interest on the outstanding principal shall accrue at a default interest rate of 22% per annum, or if such rate is usurious or not permitted by current law, then at the highest rate of interest permitted by law. Further, certain events of default may trigger penalty and liquidated damage provisions.